Share capital (Details Textual) - $ / shares shares in Thousands	Jun. 30, 2018	Dec. 31, 2017
Common Stock, Shares, Issued	174,372,449	173,573,572
Warrant [Member] | Measurement Input, Exercise Price [Member]
Fair Values Assumptions Exercise Price	$ 0.37